Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	0.06
Maximum Aggregate Offering Price	$ 240,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 33.00
Offering Note	(1) In the event of a stock split, stock dividend or similar transaction involving our common stock, the number of shares registered shall automatically be increased to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) of the Securities Act.
(3) Previously paid.